Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Domestic operations	$ (137,693)	$ 47,127	$ 6,827
Foreign operations	(2)	(328)	(941)
Income (loss) before income taxes	$ (137,695)	$ 46,799	$ 5,886